Basis of Preparation(Table)	12 Months Ended
Dec. 31, 2017
Basis Of Preparation Of Financial Statements Abstract [Abstract]
The Change In Classification And Measurement Of Financial Instrument Excluding Derivatives With Applying IFRS 9[Text Block]

The following table presents the impact of the change in classification and measurement of financial instrument (excluding derivatives) held by the Group as at December 31, 2017, using the financial instrument accounting system developed by the Group with applying IFRS 9.

Classification in accordance with		Amount in accordance with
IAS 39	IFRS 9	IAS 39[1]		IFRS 9[1]
		(In millions of Korean won)
Cash and due from financial institutions	Measured at amortized cost	￦	19,817,825	￦	17,020,727
	Recognized at fair value through profit or loss[2]		—		2,782,821

Sub-total			19,817,825		19,803,548

Financial assets at fair value through profit or loss
Trading Securities-Debt	Recognized at fair value through profit or loss		25,168,338		32,227,345
Trading Securities-Equity			4,935,100
Trading Securities-Others			73,855
Financial assets designated at fair value through profit and loss[3]			2,050,052

Sub-total			32,227,345		32,227,345

Loans	Measured at amortized cost		290,122,838		288,970,214
	Recognized at fair value through profit or loss[2]		—		629,223

Sub-total			290,122,838		289,599,437

Financial investments
Available-for-sale Securities- Debt	Recognized at fair value through other comprehensive income		38,959,401		33,611,908
	Recognized at fair value through profit or loss[2]		—		2,511,902
	Measured at amortized cost		—		2,839,709
Available-for-sale Securities- Equity	Recognized at fair value through other comprehensive income		9,156,862		2,367,745
	Recognized at fair value through profit or loss[2]		—		6,800,632
Financial assets held-to-maturity	Measured at amortized cost		18,491,980		18,222,076
	Recognized at fair value through profit or loss[2]		—		269,661

Sub-total			66,608,243		66,623,633

Other assets	Measured at amortized cost		10,195,015		10,188,309

Total		￦	418,971,266	￦	418,442,272

[1]	Loans and other financial assets are net of allowance.
[2]	In accordance with IFRS 4, the Group applied Overlay approach to the financial instruments related to insurance contracts (cash and due from financial institutions ￦186,293 million, Loans ￦587 million, Available-for-sale securities ￦6,349,091 million, and Held-to-maturity securities ￦57,386 million). For the financial assets designated as fair value through profit or loss, the Group reclassifies the amount reported in profit or loss for the designated financial assets applying IFRS 9 to the amount that would have been reported in profit or loss for the designated financial assets of the insurer has applied IAS 39.
[3]	The financial assets amounting to ￦2,050,052 million that was previously classified as financial assets designated at fair value through profit or loss in accordance with IAS 39, will be reclassified as financial assets recognized at fair value through profit or loss, even if the financial assets are not designated at fair value through profit or loss.

Under IFRS 9 According To The Financial Assessment The Group Owns Loss Allowance[Text Block]

According to the financial assessment, the Group owns loss allowance set out below.

Classification in accordance with		Loss allowance in accordance with				Difference (b)-(a)
IAS 39	IFRS 9	IAS 39(a)		IFRS 9(b)
		(In millions of Korean won)
Loans and receivables
Due from financial institutions	Measured at amortized cost	￦	—	￦	1,797	￦	1,797
Loans	Measured at amortized cost		2,064,469		2,608,937		544,468
	Recognized at fair value through profit or loss		45,763		—		(45,763)
Other assets	Measured at amortized cost		104,813		109,899		5,086
Available-for-sale Securities
Debt Securities	Recognized at fair value through other comprehensive income		—		4,433		4,433
	Measured at amortized cost		—		176		176
Financial assets held-to-maturity
Debt Securities	Measured at amortized cost		—		1,530		1,530

Sub-total			2,215,045		2,726,772		511,727

Unused Commitment and Guarantee			267,011		295,648		28,637

Sub-total			267,011		295,648		28,637

Financial Guarantee Contract			2,682		4,857		2,175

Sub-total			2,682		4,857		2,175
Total
		￦	2,484,738	￦	3,027,277	￦	542,539